Schedule of Investments (unaudited) March 31, 2022	iShares S&P 500 Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

S&P 500 Index Master Portfolio of Master Investment Portfolio	$32,347,667,228

Total Investments — 100.1% (Cost: $14,800,484,345)	32,347,667,228

Liabilities in Excess of Other Assets — (0.1)%	(28,164,249)

Net Assets — 100.0%	$32,319,502,979

iShares S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2022, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $32,347,667,228 and 98.3%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Boeing Co.(a)	466,191	$89,275,576
General Dynamics Corp.	196,266	47,335,434
Howmet Aerospace, Inc.	329,069	11,826,740
Huntington Ingalls Industries, Inc.	34,143	6,809,480
L3Harris Technologies, Inc.	166,925	41,475,855
Lockheed Martin Corp.	205,897	90,882,936
Northrop Grumman Corp.	125,140	55,965,111
Raytheon Technologies Corp.	1,269,499	125,769,266
Textron, Inc.(b)	185,345	13,785,961
TransDigm Group, Inc.(a)	44,821	29,202,674

		512,329,033

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	109,300	11,772,703
Expeditors International of Washington, Inc.	144,109	14,866,285
FedEx Corp.	207,372	47,983,807
United Parcel Service, Inc., Class B	620,281	133,025,463

		207,648,258

Airlines(a) — 0.2%
Alaska Air Group, Inc.	104,278	6,049,167
American Airlines Group, Inc.(b)	546,838	9,979,794
Delta Air Lines, Inc.	544,448	21,543,807
Southwest Airlines Co.	503,895	23,078,391
United Airlines Holdings, Inc.(b)	274,606	12,730,734

		73,381,893

Auto Components — 0.1%
Aptiv PLC(a)	230,235	27,561,432
BorgWarner, Inc.	203,548	7,918,017

		35,479,449

Automobiles — 2.7%
Ford Motor Co.	3,346,068	56,582,010
General Motors Co.(a)	1,236,058	54,065,177
Tesla, Inc.(a)	712,141	767,403,141

		878,050,328

Banks — 3.8%
Bank of America Corp.	6,047,040	249,258,989
Citigroup, Inc.	1,688,093	90,144,166
Citizens Financial Group, Inc.	365,077	16,548,940
Comerica, Inc.	110,277	9,972,349
Fifth Third Bancorp	581,811	25,041,145
First Republic Bank	152,494	24,719,277
Huntington Bancshares, Inc.	1,215,338	17,768,242
JPMorgan Chase & Co.	2,513,991	342,707,253
KeyCorp.	782,882	17,520,899
M&T Bank Corp.	109,183	18,506,519
People’s United Financial, Inc.	362,910	7,254,571
PNC Financial Services Group, Inc.	357,286	65,901,403
Regions Financial Corp.	801,570	17,842,948
Signature Bank	53,365	15,662,094
SVB Financial Group(a)	49,976	27,959,073
Truist Financial Corp.	1,135,568	64,386,706
U.S. Bancorp	1,148,795	61,058,454
Wells Fargo & Co.	3,305,579	160,188,358
Zions Bancorp NA	131,562	8,625,205

		1,241,066,591

Beverages — 1.5%
Brown-Forman Corp., Class B	152,675	10,232,278
Coca-Cola Co.	3,307,006	205,034,372

Security	Shares	Value

Beverages (continued)
Constellation Brands, Inc., Class A	139,800	$32,198,736
Molson Coors Beverage Co., Class B	161,725	8,632,881
Monster Beverage Corp.(a)	319,881	25,558,492
PepsiCo, Inc.	1,176,876	196,985,505

		478,642,264

Biotechnology — 1.9%
AbbVie, Inc.	1,503,904	243,797,877
Amgen, Inc.	479,160	115,870,471
Biogen, Inc.(a)	125,054	26,336,372
Gilead Sciences, Inc.	1,067,082	63,438,025
Incyte Corp.(a)	161,271	12,808,143
Moderna, Inc.(a)	300,071	51,690,231
Regeneron Pharmaceuticals, Inc.(a)	90,781	63,403,266
Vertex Pharmaceuticals, Inc.(a)	216,564	56,516,707

		633,861,092

Building Products — 0.4%
A O Smith Corp.	112,155	7,165,583
Allegion PLC	76,360	8,382,801
Carrier Global Corp.	729,501	33,462,211
Fortune Brands Home & Security, Inc.	116,636	8,663,722
Johnson Controls International PLC	595,912	39,073,950
Masco Corp.	205,241	10,467,291
Trane Technologies PLC	199,668	30,489,303

		137,704,861

Capital Markets — 2.9%
Ameriprise Financial, Inc.	94,083	28,258,770
Bank of New York Mellon Corp.	630,534	31,293,403
BlackRock, Inc.(c)	121,293	92,688,472
Cboe Global Markets, Inc.	90,101	10,309,357
Charles Schwab Corp.	1,278,901	107,824,143
CME Group, Inc.	305,732	72,721,414
FactSet Research Systems, Inc.	32,382	14,058,645
Franklin Resources, Inc.	241,316	6,737,543
Goldman Sachs Group, Inc.	288,772	95,323,637
Intercontinental Exchange, Inc.	477,957	63,147,679
Invesco Ltd.	287,050	6,619,373
MarketAxess Holdings, Inc.	32,527	11,065,685
Moody’s Corp.	137,583	46,421,880
Morgan Stanley	1,205,926	105,397,932
MSCI, Inc.	69,386	34,892,832
Nasdaq, Inc.	99,577	17,744,621
Northern Trust Corp.	176,469	20,549,815
Raymond James Financial, Inc.	158,943	17,469,425
S&P Global, Inc.	301,304	123,588,875
State Street Corp.	311,335	27,123,505
T Rowe Price Group, Inc.	193,444	29,246,798

		962,483,804

Chemicals — 1.7%
Air Products & Chemicals, Inc.	188,611	47,135,775
Albemarle Corp.	99,057	21,906,456
Celanese Corp.	91,544	13,078,891
CF Industries Holdings, Inc.	183,713	18,933,462
Corteva, Inc.	618,649	35,559,945
Dow, Inc.	627,049	39,955,562
DuPont de Nemours, Inc.	435,649	32,055,053
Eastman Chemical Co.	113,044	12,667,711
Ecolab, Inc.	212,086	37,445,904
FMC Corp.	107,378	14,127,723
International Flavors & Fragrances, Inc.	216,538	28,437,936
Linde PLC(a)	436,021	139,278,188

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	224,192	$23,051,421
Mosaic Co.	316,629	21,055,829
PPG Industries, Inc.	201,953	26,469,980
Sherwin-Williams Co.	205,202	51,222,523

		562,382,359

Commercial Services & Supplies — 0.4%
Cintas Corp.	75,007	31,907,228
Copart, Inc.(a)	181,913	22,824,624
Republic Services, Inc.	178,417	23,640,253
Rollins, Inc.	192,545	6,748,702
Waste Management, Inc.	327,385	51,890,522

		137,011,329

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	191,063	26,553,936
Cisco Systems, Inc.	3,587,840	200,057,958
F5, Inc.(a)	51,760	10,815,252
Juniper Networks, Inc.	278,138	10,335,608
Motorola Solutions, Inc.	142,665	34,553,463

		282,316,217

Construction & Engineering — 0.0%
Quanta Services, Inc.	121,221	15,953,896

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	52,614	20,250,602
Vulcan Materials Co.	112,890	20,737,893

		40,988,495

Consumer Finance — 0.6%
American Express Co.	523,235	97,844,945
Capital One Financial Corp.	352,097	46,226,815
Discover Financial Services	246,433	27,154,452
Synchrony Financial	439,951	15,314,695

		186,540,907

Containers & Packaging — 0.3%
Amcor PLC	1,280,178	14,504,417
Avery Dennison Corp.	70,445	12,255,316
Ball Corp.	275,531	24,797,790
International Paper Co.	325,206	15,008,257
Packaging Corp. of America	81,208	12,677,381
Sealed Air Corp.	127,950	8,567,532
Westrock Co.	221,545	10,419,261

		98,229,954

Distributors — 0.1%
Genuine Parts Co.	122,091	15,385,908
LKQ Corp.	225,493	10,239,637
Pool Corp.	33,768	14,278,799

		39,904,344

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)	1,557,917	549,804,488

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	6,074,718	143,545,587
Lumen Technologies, Inc.	774,849	8,732,548
Verizon Communications, Inc.	3,571,162	181,914,992

		334,193,127

Electric Utilities — 1.7%
Alliant Energy Corp.	212,278	13,263,129
American Electric Power Co., Inc.	428,448	42,746,257
Constellation Energy Corp.	274,745	15,454,406
Duke Energy Corp.	654,361	73,065,949

Security	Shares	Value

Electric Utilities (continued)
Edison International	324,386	$22,739,459
Entergy Corp.	170,291	19,881,474
Evergy, Inc.	194,569	13,296,846
Eversource Energy	292,469	25,792,841
Exelon Corp.	833,243	39,687,364
FirstEnergy Corp.	481,236	22,069,483
NextEra Energy, Inc.	1,669,154	141,394,035
NRG Energy, Inc.	209,647	8,042,059
Pinnacle West Capital Corp.	97,495	7,614,360
PPL Corp.	631,241	18,028,243
Southern Co.	901,556	65,371,826
Xcel Energy, Inc.	458,242	33,071,325

		561,519,056

Electrical Equipment — 0.5%
AMETEK, Inc.	196,784	26,207,693
Eaton Corp. PLC	339,082	51,459,084
Emerson Electric Co.	504,847	49,500,248
Generac Holdings, Inc.(a)(b)	53,719	15,968,510
Rockwell Automation, Inc.	99,094	27,749,293

		170,884,828

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A.	509,507	38,391,352
CDW Corp.	115,912	20,735,498
Corning, Inc.	630,465	23,270,463
IPG Photonics Corp.(a)(b)	29,995	3,292,251
Keysight Technologies, Inc.(a)	154,868	24,464,498
TE Connectivity Ltd.	276,961	36,276,352
Teledyne Technologies, Inc.(a)	39,831	18,825,326
Trimble, Inc.(a)	214,630	15,483,408
Zebra Technologies Corp., Class A(a)	45,233	18,712,892

		199,452,040

Energy Equipment & Services — 0.3%
Baker Hughes Co.	764,385	27,831,258
Halliburton Co.	764,399	28,947,790
Schlumberger NV	1,193,831	49,317,159

		106,096,207

Entertainment — 1.4%
Activision Blizzard, Inc.	662,730	53,091,300
Electronic Arts, Inc.	237,420	30,036,004
Live Nation Entertainment, Inc.(a)(b)	114,913	13,518,365
Netflix, Inc.(a)	377,671	141,471,780
Take-Two Interactive Software, Inc.(a)(b)	98,152	15,089,889
Walt Disney Co.(a)	1,548,779	212,430,528

		465,637,866

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	122,842	24,721,953
American Tower Corp.	387,412	97,325,643
AvalonBay Communities, Inc.	118,890	29,528,709
Boston Properties, Inc.	119,633	15,408,730
Crown Castle International Corp.	367,667	67,871,328
Digital Realty Trust, Inc.	241,412	34,232,222
Duke Realty Corp.	325,940	18,924,076
Equinix, Inc.	76,596	56,805,126
Equity Residential	288,204	25,915,304
Essex Property Trust, Inc.	55,122	19,043,549
Extra Space Storage, Inc.	113,899	23,417,634
Federal Realty Investment Trust	58,771	7,174,176
Healthpeak Properties, Inc.	457,368	15,701,443
Host Hotels & Resorts, Inc.	607,417	11,802,112
Iron Mountain, Inc.	244,276	13,535,333

2

Schedule of Investments (unaudited) (continued) March 31, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	524,581	$12,957,151
Mid-America Apartment Communities, Inc.	98,712	20,675,228
Prologis, Inc.	629,504	101,652,306
Public Storage	129,779	50,650,148
Realty Income Corp.	481,280	33,352,704
Regency Centers Corp.	131,429	9,376,145
SBA Communications Corp.	92,538	31,842,326
Simon Property Group, Inc.	279,544	36,776,809
UDR, Inc.	254,406	14,595,272
Ventas, Inc.	341,045	21,062,939
Vornado Realty Trust	135,460	6,139,047
Welltower, Inc.	370,280	35,598,719
Weyerhaeuser Co.	635,715	24,093,599

		860,179,731

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	377,220	217,222,137
Kroger Co.	571,684	32,797,511
Sysco Corp.	430,072	35,115,379
Walgreens Boots Alliance, Inc.	609,527	27,288,524
Walmart, Inc.	1,203,441	179,216,433

		491,639,984

Food Products — 1.0%
Archer-Daniels-Midland Co.	476,001	42,963,850
Campbell Soup Co.	172,290	7,678,965
Conagra Brands, Inc.	411,386	13,810,228
General Mills, Inc.	514,439	34,837,809
Hershey Co.	122,861	26,615,378
Hormel Foods Corp.	239,218	12,329,296
J M Smucker Co.	91,126	12,339,372
Kellogg Co.	219,114	14,130,662
Kraft Heinz Co.	605,487	23,850,133
Lamb Weston Holdings, Inc.	124,846	7,479,524
McCormick & Co., Inc.	212,452	21,202,710
Mondelez International, Inc., Class A	1,181,025	74,144,749
Tyson Foods, Inc., Class A	248,636	22,285,245

		313,667,921

Gas Utilities — 0.0%
Atmos Energy Corp.	115,210	13,766,443

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	1,504,249	178,042,912
ABIOMED, Inc.(a)	38,941	12,898,817
Align Technology, Inc.(a)	62,503	27,251,308
Baxter International, Inc.	427,373	33,138,502
Becton Dickinson and Co.	241,449	64,225,434
Boston Scientific Corp.(a)	1,212,215	53,689,002
Cooper Cos., Inc.(b)	41,795	17,453,174
DENTSPLY SIRONA, Inc.	185,620	9,136,216
DexCom, Inc.(a)(b)	82,450	42,181,420
Edwards Lifesciences Corp.(a)	531,110	62,522,269
Hologic, Inc.(a)	213,145	16,373,799
IDEXX Laboratories, Inc.(a)	71,792	39,274,532
Intuitive Surgical, Inc.(a)	304,326	91,809,068
Medtronic PLC	1,143,791	126,903,611
ResMed, Inc.	124,399	30,168,001
STERIS PLC	85,176	20,593,002
Stryker Corp.	285,611	76,358,101

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Teleflex, Inc.	39,660	$14,072,558
Zimmer Biomet Holdings, Inc.	177,714	22,729,621

		938,821,347

Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	128,094	19,817,423
Anthem, Inc.	206,473	101,423,667
Cardinal Health, Inc.	236,942	13,434,612
Centene Corp.(a)	496,375	41,789,811
Cigna Corp.	274,725	65,826,857
CVS Health Corp.	1,116,528	113,003,799
DaVita, Inc.(a)	54,837	6,202,613
HCA Healthcare, Inc.	203,728	51,058,311
Henry Schein, Inc.(a)	118,442	10,326,958
Humana, Inc.	109,342	47,582,358
Laboratory Corp. of America Holdings(a)	80,470	21,216,720
McKesson Corp.	128,383	39,301,888
Molina Healthcare, Inc.(a)	49,082	16,373,264
Quest Diagnostics, Inc.	102,721	14,058,396
UnitedHealth Group, Inc.	801,215	408,595,614
Universal Health Services, Inc., Class B	61,483	8,911,961

		978,924,252

Health Care Technology — 0.1%
Cerner Corp.	250,825	23,467,187

Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.(a)	34,932	82,036,055
Caesars Entertainment, Inc.(a)	181,854	14,068,225
Carnival Corp.(a)(b)	693,972	14,032,114
Chipotle Mexican Grill, Inc.(a)	23,934	37,864,306
Darden Restaurants, Inc.	109,918	14,613,598
Domino’s Pizza, Inc.	30,984	12,610,798
Expedia Group, Inc.(a)	126,794	24,809,782
Hilton Worldwide Holdings, Inc.(a)	237,104	35,978,161
Las Vegas Sands Corp.(a)	289,081	11,236,579
Marriott International, Inc., Class A(a)	232,724	40,901,243
McDonald’s Corp.	635,668	157,187,983
MGM Resorts International	327,290	13,726,543
Norwegian Cruise Line Holdings Ltd.(a)(b)	351,855	7,698,587
Penn National Gaming, Inc.(a)	139,685	5,925,438
Royal Caribbean Cruises Ltd.(a)(b)	190,758	15,981,705
Starbucks Corp.	978,539	89,017,693
Wynn Resorts Ltd.(a)(b)	89,689	7,151,801
Yum! Brands, Inc.	246,481	29,215,393

		614,056,004

Household Durables — 0.3%
D.R. Horton, Inc.	274,922	20,484,438
Garmin Ltd.	129,873	15,404,237
Lennar Corp., Class A	220,599	17,906,021
Mohawk Industries, Inc.(a)	46,132	5,729,594
Newell Brands, Inc.	322,363	6,901,792
NVR, Inc.(a)	2,753	12,298,394
PulteGroup, Inc.	212,892	8,920,175
Whirlpool Corp.	50,983	8,808,843

		96,453,494

Household Products — 1.3%
Church & Dwight Co., Inc.	206,456	20,517,597
Clorox Co.	104,297	14,500,412
Colgate-Palmolive Co.	716,996	54,369,807

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	286,715	$35,311,819
Procter & Gamble Co.	2,039,140	311,580,592

		436,280,227

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	571,773	14,711,719

Industrial Conglomerates — 1.0%
3M Co.	486,707	72,460,938
General Electric Co.	935,173	85,568,330
Honeywell International, Inc.	583,414	113,520,696
Roper Technologies, Inc.	89,734	42,375,087

		313,925,051

Insurance — 2.1%
Aflac, Inc.	511,747	32,951,389
Allstate Corp.	241,052	33,388,112
American International Group, Inc.	706,319	44,335,644
Aon PLC, Class A	182,726	59,501,067
Arthur J Gallagher and Co.	177,328	30,961,469
Assurant, Inc.	47,910	8,711,475
Brown & Brown, Inc.	196,507	14,201,561
Chubb Ltd.	366,423	78,377,880
Cincinnati Financial Corp.	126,390	17,183,984
Everest Re Group Ltd.	33,258	10,023,296
Globe Life, Inc.	77,552	7,801,731
Hartford Financial Services Group, Inc.	286,186	20,551,017
Lincoln National Corp.	142,833	9,335,565
Loews Corp.	170,875	11,076,117
Marsh & McLennan Cos., Inc.	429,505	73,196,242
MetLife, Inc.	601,197	42,252,125
Principal Financial Group, Inc.	207,282	15,216,572
Progressive Corp.	497,138	56,668,761
Prudential Financial, Inc.	321,558	37,998,509
Travelers Cos., Inc.	206,857	37,798,980
W R Berkley Corp.	178,384	11,878,591
Willis Towers Watson PLC	104,775	24,749,950

		678,160,037

Interactive Media & Services(a) — 5.7%
Alphabet, Inc., Class A	255,847	711,600,054
Alphabet, Inc., Class C	236,287	659,947,228
Match Group, Inc.	241,158	26,223,521
Meta Platforms, Inc., Class A	1,964,292	436,779,969
Twitter, Inc.	680,384	26,324,057

		1,860,874,829

Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc.(a)	372,263	1,213,558,767
eBay, Inc.	532,530	30,492,668
Etsy, Inc.(a)	108,518	13,486,617

		1,257,538,052

IT Services — 4.2%
Accenture PLC, Class A	537,632	181,305,639
Akamai Technologies, Inc.(a)(b)	137,627	16,431,288
Automatic Data Processing, Inc.	357,325	81,305,730
Broadridge Financial Solutions, Inc.	99,337	15,467,764
Cognizant Technology Solutions Corp., Class A	446,822	40,066,529
DXC Technology Co.(a)	212,880	6,946,274
EPAM Systems, Inc.(a)(b)	47,634	14,128,721
Fidelity National Information Services, Inc.	518,012	52,018,765
Fiserv, Inc.(a)	505,483	51,255,976
FleetCor Technologies, Inc.(a)	68,276	17,004,821
Gartner, Inc.(a)(b)	70,227	20,889,723

Security	Shares	Value

IT Services (continued)
Global Payments, Inc.	243,974	$33,385,402
International Business Machines Corp.	762,891	99,191,088
Jack Henry & Associates, Inc.	63,214	12,456,319
Mastercard, Inc., Class A	734,188	262,384,107
Paychex, Inc.	273,132	37,274,324
PayPal Holdings, Inc.(a)	988,924	114,369,061
VeriSign, Inc.(a)	82,712	18,400,112
Visa, Inc., Class A	1,410,791	312,871,120

		1,387,152,763

Leisure Products — 0.0%
Hasbro, Inc.	109,344	8,957,460

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	255,445	33,803,037
Bio-Rad Laboratories, Inc., Class A(a)	18,566	10,456,928
Bio-Techne Corp.	33,441	14,481,291
Charles River Laboratories International, Inc.(a)	42,647	12,110,469
Danaher Corp.	541,331	158,788,622
Illumina, Inc.(a)	132,962	46,456,923
IQVIA Holdings, Inc.(a)	162,756	37,630,815
Mettler-Toledo International, Inc.(a)(b)	19,557	26,855,477
PerkinElmer, Inc.(b)	107,875	18,819,872
Thermo Fisher Scientific, Inc.	335,209	197,991,196
Waters Corp.(a)	51,322	15,929,835
West Pharmaceutical Services, Inc.	63,019	25,882,533

		599,206,998

Machinery — 1.5%
Caterpillar, Inc.	460,169	102,534,857
Cummins, Inc.	120,269	24,668,375
Deere & Co.	238,582	99,121,278
Dover Corp.	122,144	19,164,394
Fortive Corp.	306,494	18,674,679
IDEX Corp.	64,439	12,354,889
Illinois Tool Works, Inc.	242,982	50,880,431
Ingersoll Rand, Inc.(b)	346,883	17,465,559
Nordson Corp.	45,431	10,316,471
Otis Worldwide Corp.	358,805	27,610,045
PACCAR, Inc.	295,442	26,019,577
Parker-Hannifin Corp.	109,631	31,108,893
Pentair PLC	138,010	7,481,522
Snap-on, Inc.	45,895	9,430,505
Stanley Black & Decker, Inc.	138,689	19,387,335
Westinghouse Air Brake Technologies Corp.	158,926	15,283,913
Xylem, Inc.	152,793	13,027,131

		504,529,854

Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	101,394	55,312,455
Comcast Corp., Class A	3,848,302	180,177,500
Discovery, Inc., Class A(a)(b)	143,129	3,566,775
Discovery, Inc., Class C(a)	254,964	6,366,451
DISH Network Corp., Class A(a)	215,893	6,833,013
Fox Corp., Class A	269,365	10,626,449
Fox Corp., Class B	124,115	4,502,892
Interpublic Group of Cos., Inc.	330,733	11,724,485
News Corp., Class A	335,584	7,433,186
News Corp., Class B	114,231	2,572,482
Omnicom Group, Inc.	180,687	15,336,713
Paramount Global, Class B	516,114	19,514,270

		323,966,671

4

Schedule of Investments (unaudited) (continued) March 31, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,248,855	$62,118,048
Newmont Corp.	678,783	53,929,309
Nucor Corp.	231,924	34,475,503

		150,522,860

Multiline Retail — 0.5%
Dollar General Corp.	196,179	43,675,331
Dollar Tree, Inc.(a)(b)	191,366	30,647,265
Target Corp.	407,582	86,497,052

		160,819,648

Multi-Utilities — 0.8%
Ameren Corp.	220,529	20,676,799
CenterPoint Energy, Inc.	528,783	16,201,911
CMS Energy Corp.	245,651	17,180,831
Consolidated Edison, Inc.	301,068	28,505,118
Dominion Energy, Inc.	689,052	58,548,748
DTE Energy Co.	164,816	21,790,323
NiSource, Inc.	332,857	10,584,853
Public Service Enterprise Group, Inc.	430,159	30,111,130
Sempra Energy	271,654	45,670,471
WEC Energy Group, Inc.	268,349	26,783,914

		276,054,098

Oil, Gas & Consumable Fuels — 3.5%
APA Corp.	304,246	12,574,487
Chevron Corp.	1,639,847	267,016,287
ConocoPhillips	1,107,794	110,779,400
Coterra Energy, Inc.	691,384	18,646,626
Devon Energy Corp.	535,598	31,669,910
Diamondback Energy, Inc.	145,525	19,948,567
EOG Resources, Inc.	497,725	59,343,752
Exxon Mobil Corp.	3,601,418	297,441,113
Hess Corp.	234,496	25,100,452
Kinder Morgan, Inc.	1,658,861	31,369,062
Marathon Oil Corp.	660,608	16,587,867
Marathon Petroleum Corp.	492,771	42,131,920
Occidental Petroleum Corp.	754,795	42,827,068
ONEOK, Inc.	379,350	26,793,491
Phillips 66	398,941	34,464,513
Pioneer Natural Resources Co.	193,143	48,291,544
Valero Energy Corp.	346,896	35,223,820
Williams Cos., Inc.	1,030,913	34,442,803

		1,154,652,682

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	197,719	53,842,838

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	1,854,242	135,415,293
Catalent, Inc.(a)(b)	151,163	16,763,977
Eli Lilly & Co.	675,417	193,419,166
Johnson & Johnson	2,239,502	396,906,939
Merck & Co., Inc.	2,148,774	176,306,907
Organon & Co.	212,173	7,411,203
Pfizer, Inc.	4,774,763	247,189,481
Viatris, Inc.	1,040,410	11,319,661
Zoetis, Inc.	402,480	75,903,703

		1,260,636,330

Professional Services — 0.3%
Equifax, Inc.	103,785	24,607,424
Jacobs Engineering Group, Inc.	109,619	15,106,595
Leidos Holdings, Inc.	118,004	12,746,792

Security	Shares	Value

Professional Services (continued)
Nielsen Holdings PLC	301,814	$8,221,413
Robert Half International, Inc.	95,263	10,877,129
Verisk Analytics, Inc.	136,594	29,317,170

		100,876,523

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	284,757	26,060,961

Road & Rail — 1.0%
CSX Corp.	1,886,798	70,660,585
JB Hunt Transport Services, Inc.	71,467	14,349,859
Norfolk Southern Corp.	204,617	58,360,861
Old Dominion Freight Line, Inc.	79,311	23,688,609
Union Pacific Corp.	541,798	148,024,632

		315,084,546

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(a)	1,390,700	152,059,138
Analog Devices, Inc.	446,889	73,817,125
Applied Materials, Inc.	755,399	99,561,588
Broadcom, Inc.	351,224	221,158,728
Enphase Energy, Inc.(a)	113,469	22,895,775
Intel Corp.	3,463,976	171,674,650
KLA Corp.	128,371	46,991,488
Lam Research Corp.	118,391	63,648,185
Microchip Technology, Inc.	472,971	35,539,041
Micron Technology, Inc.	952,574	74,195,989
Monolithic Power Systems, Inc.	36,500	17,727,320
NVIDIA Corp.	2,126,704	580,292,453
NXP Semiconductors NV	226,224	41,869,538
Qorvo, Inc.(a)	92,517	11,481,360
Qualcomm, Inc.	958,718	146,511,285
Skyworks Solutions, Inc.	138,467	18,454,882
SolarEdge Technologies, Inc.(a)(b)	44,162	14,236,504
Teradyne, Inc.	139,672	16,513,421
Texas Instruments, Inc.	785,645	144,150,145

		1,952,778,615

Software — 8.8%
Adobe, Inc.(a)	401,267	182,825,271
ANSYS, Inc.(a)	73,962	23,494,029
Autodesk, Inc.(a)	187,127	40,110,672
Cadence Design Systems, Inc.(a)	235,759	38,772,925
Ceridian HCM Holding, Inc.(a)(b)	117,946	8,062,789
Citrix Systems, Inc.(a)	106,925	10,788,732
Fortinet, Inc.(a)	115,442	39,451,149
Intuit, Inc.	240,886	115,827,624
Microsoft Corp.	6,377,447	1,966,230,685
NortonLifeLock, Inc.	492,908	13,071,920
Oracle Corp.	1,340,303	110,883,267
Paycom Software, Inc.(a)	41,207	14,273,281
PTC, Inc.(a)	88,186	9,499,396
salesforce.com, Inc.(a)	837,921	177,907,387
ServiceNow, Inc.(a)	170,136	94,747,037
Synopsys, Inc.(a)(b)	130,527	43,500,733
Tyler Technologies, Inc.(a)	34,886	15,520,433

		2,904,967,330

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	52,975	10,963,706
AutoZone, Inc.(a)	17,631	36,047,990
Bath & Body Works, Inc.	222,582	10,639,420
Best Buy Co., Inc.	187,470	17,041,023
CarMax, Inc.(a)(b)	136,909	13,208,980

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2022	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Home Depot, Inc.	888,315	$265,899,329
Lowe’s Cos., Inc.	573,144	115,883,985
O’Reilly Automotive, Inc.(a)	57,317	39,259,852
Ross Stores, Inc.	300,147	27,151,298
TJX Cos., Inc.	1,015,861	61,540,859
Tractor Supply Co.	96,986	22,633,623
Ulta Beauty, Inc.(a)	45,673	18,187,902

		638,457,967

Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	13,188,518	2,302,847,128
Hewlett Packard Enterprise Co.	1,101,086	18,399,147
HP, Inc.	922,465	33,485,480
NetApp, Inc.	187,617	15,572,211
Seagate Technology Holdings PLC	172,228	15,483,297
Western Digital Corp.(a)	266,582	13,235,796

		2,399,023,059

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	1,085,715	146,093,810
PVH Corp.	60,241	4,615,063
Ralph Lauren Corp.	39,948	4,531,701
Tapestry, Inc.	237,843	8,835,867
Under Armour, Inc., Class A(a)	150,302	2,558,140
Under Armour, Inc., Class C(a)(b)	169,421	2,636,191
VF Corp.	274,125	15,586,748

		184,857,520

Tobacco — 0.6%
Altria Group, Inc.	1,550,942	81,036,720
Philip Morris International, Inc.	1,318,410	123,851,435

		204,888,155

Trading Companies & Distributors — 0.2%
Fastenal Co.	489,610	29,082,834
United Rentals, Inc.(a)	61,424	21,818,419
WW Grainger, Inc.	36,543	18,848,514

		69,749,767

Water Utilities — 0.1%
American Water Works Co., Inc.	153,076	25,338,670

Security	Shares	Value

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	499,461	$64,105,819

Total Common Stocks — 98.9% (Cost: $13,592,858,549)		32,570,560,098

Investment Companies

Equity Funds — 0.4%
iShares Core S&P 500 ETF(c)	314,558	142,711,819

Total Investment Companies — 0.4% (Cost: $131,845,295)		142,711,819

Total Long-Term Investments — 99.3% (Cost: $13,724,703,844)		32,713,271,917

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)(e)	109,538,613	109,516,705
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)(d)	147,033,225	147,033,225

Total Short-Term Securities — 0.8% (Cost: $256,531,957)		256,549,930

Total Investments — 100.1% (Cost: $13,981,235,801)		32,969,821,847

Liabilities in Excess of Other Assets — (0.1)%		(46,860,300)

Net Assets — 100.0%		$32,922,961,547

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) March 31, 2022	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$129,540,046	$—	$(19,954,260	)(a)	$(71,463)	$2,382	$109,516,705	109,538,613	$51,442	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,825,864	—	(43,792,639	)(a)	—	—	147,033,225	147,033,225	32,923		—
BlackRock, Inc.	110,121,726	744,844	—		—	(18,178,098)	92,688,472	121,293	586,957		—
iShares Core S&P 500 ETF	433,216,628	656,238,867	(951,487,468)		20,096,820	(15,353,028)	142,711,819	314,558	543,540		—

					$20,025,357	$(33,528,744)	$491,950,221		$1,214,862		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	868	06/17/22	$196,635	$13,479,228

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2022	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$32,570,560,098	$—	$—	$32,570,560,098
Investment Companies	142,711,819	—	—	142,711,819
Short-Term Securities
Money Market Funds	256,549,930	—	—	256,549,930

	$32,969,821,847	$—	$—	$32,969,821,847

Derivative Financial Instruments(a)
Assets
Equity Contracts	$13,479,228	$—	$—	$13,479,228

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

8